Related Party Transactions - Schedule of Other Payables- Related Parties (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Xiamen Pupu Investment [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 1,543,299	$ 1,390,515
Weiyi Lin [Member]
Related Party Transaction [Line Items]
Other payables - related parties	2,136
Related Party [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 1,545,435	$ 1,390,515